PREFERRED STOCK (Details) $ / shares in Units, $ in Millions																		12 Months Ended
	Apr. 25, 2016	Feb. 02, 2016	Nov. 13, 2015	Aug. 12, 2015	Apr. 24, 2015	Mar. 20, 2015	Oct. 29, 2014	Apr. 30, 2014	Feb. 12, 2014	Oct. 31, 2013	Sep. 19, 2013	Apr. 30, 2013	Mar. 26, 2013	Dec. 13, 2012	Oct. 29, 2012	Apr. 28, 2008	Jan. 25, 2008	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Preferred stock
Carrying value																			$ 19,253	$ 16,718
Distribution of preferred dividends																			$ 1,077
Forecast
Preferred stock
Distribution of preferred dividends																		$ 1,213
Series AA
Preferred stock
Dividend rate (as a percent)																			8.125%	8.125%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 25	$ 25
Number of depositary shares (in shares) | shares																			3,870,330	3,870,330
Carrying value																			$ 97	$ 97
Depositary shares, interest in corresponding series of preferred stock																	0.001
Series E
Preferred stock
Dividend rate (as a percent)																			8.40%	8.40%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			121,254	121,254
Carrying value																			$ 121	$ 121
Depositary shares, interest in corresponding series of preferred stock																0.04
Series A
Preferred stock
Dividend rate (as a percent)																			5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,500,000	1,500,000
Carrying value																			$ 1,500	$ 1,500
Depositary shares, interest in corresponding series of preferred stock															0.04
Series B
Preferred stock
Dividend rate (as a percent)																			5.90%	5.90%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			750,000	750,000
Carrying value																			$ 750	$ 750
Depositary shares, interest in corresponding series of preferred stock														0.04
Series C
Preferred stock
Dividend rate (as a percent)																			5.80%	5.80%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 25	$ 25
Number of depositary shares (in shares) | shares																			23,000,000	23,000,000
Carrying value																			$ 575	$ 575
Depositary shares, interest in corresponding series of preferred stock													0.001
Series D
Preferred stock
Dividend rate (as a percent)																			5.35%	5.35%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,250,000	1,250,000
Carrying value																			$ 1,250	$ 1,250
Depositary shares, interest in corresponding series of preferred stock												0.04
Series J
Preferred stock
Dividend rate (as a percent)																			7.125%	7.125%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 25	$ 25
Number of depositary shares (in shares) | shares																			38,000,000	38,000,000
Carrying value																			$ 950	$ 950
Depositary shares, interest in corresponding series of preferred stock											0.001
Series K
Preferred stock
Dividend rate (as a percent)																			6.875%	6.875%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 25	$ 25
Number of depositary shares (in shares) | shares																			59,800,000	59,800,000
Carrying value																			$ 1,495	$ 1,495
Depositary shares, interest in corresponding series of preferred stock										0.001
Series L
Preferred stock
Dividend rate (as a percent)																			6.875%	6.875%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 25	$ 25
Number of depositary shares (in shares) | shares																			19,200,000	19,200,000
Carrying value																			$ 480	$ 480
Depositary shares, interest in corresponding series of preferred stock									0.001
Series M
Preferred stock
Dividend rate (as a percent)																			6.30%	6.30%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,750,000	1,750,000
Carrying value																			$ 1,750	$ 1,750
Depositary shares, interest in corresponding series of preferred stock								0.04
Series N
Preferred stock
Dividend rate (as a percent)																			5.80%	5.80%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,500,000	1,500,000
Carrying value																			$ 1,500	$ 1,500
Depositary shares, interest in corresponding series of preferred stock							0.04
Series O
Preferred stock
Dividend rate (as a percent)																			5.875%	5.875%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,500,000	1,500,000
Carrying value																			$ 1,500	$ 1,500
Depositary shares, interest in corresponding series of preferred stock						0.04
Series P
Preferred stock
Dividend rate (as a percent)																			5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			2,000,000	2,000,000
Carrying value																			$ 2,000	$ 2,000
Depositary shares, interest in corresponding series of preferred stock					0.04
Series Q
Preferred stock
Dividend rate (as a percent)																			5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,250,000	1,250,000
Carrying value																			$ 1,250	$ 1,250
Depositary shares, interest in corresponding series of preferred stock				0.04
Series R
Preferred stock
Dividend rate (as a percent)																			6.125%	6.125%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																			1,500,000	1,500,000
Carrying value																			$ 1,500	$ 1,500
Depositary shares, interest in corresponding series of preferred stock			0.04
Series S
Preferred stock
Dividend rate (as a percent)																			6.30%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 25
Number of depositary shares (in shares) | shares																			41,400,000
Carrying value																			$ 1,035	0
Depositary shares, interest in corresponding series of preferred stock		0.001
Series T
Preferred stock
Dividend rate (as a percent)																			6.25%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																			$ 1,000
Number of depositary shares (in shares) | shares																			1,500,000
Carrying value																			$ 1,500	$ 0
Depositary shares, interest in corresponding series of preferred stock	0.04